Accrued Liabilities	1 Months Ended
Jan. 31, 2015
Accrued Liabilities
ACCRUED LIABILITIES

9. ACCRUED LIABILITIES

        Accrued liabilities at January 31, 2015, December 31, 2014 and 2013 consisted of the following (in thousands):

		December 31,
	January 31, 2015
		2014	2013
Marketing	$—	$267	$—
Legal	—	80	89
Production	—	57	—
Intellectual property	—	—	90
Other	4	22	19

Total accrued liabilities	$4	$426	$198